================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21343

                SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

         125 Broad Street, New York, NY                     10004
    ----------------------------------------              ----------
    (Address of principal executive offices)              (Zip code)

                             Robert I. Frenkel, Esq.
                      Salomon Brothers Asset Management Inc
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

                                    [GRAPHIC]



          SALOMON BROTHERS

          EMERGING MARKETS

          DEBT FUND INC.


          SEMI-ANNUAL REPORT

          April 30, 2004


[LOGO] SALOMON BROTHERS
Asset Management

PFPC Inc.
P.O. Box 8030
Boston, MA 02266-8030

                                                                   ESDSEMI 4/04
                                                                        04-6775

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman and Chief Executive Officer

Dear Shareholder:

On behalf of everyone at Salomon Brothers Asset Management, I would like to extend a warm welcome to you as a shareholder of the new Salomon Brothers Emerging Markets Debt Fund. The stewardship of your fund is a responsibility we take very seriously and we will work diligently to achieve the fund's investment goals. Thank you again for your confidence in our investment management capabilities.

This is the first of two shareholder reports that we will send to you each year detailing the economic and financial markets environment, the fund's investment strategy and how it affected performance, and what, if any, changes we are making in anticipation of the market outlook. We encourage you to read these reports carefully to monitor the fund's progress. Also, you can obtain updates about your fund through our www.sbam.com website.



Over the first four months of the semi-annual period ended April 30, 2004, emerging debt markets, as represented by the J.P. Morgan Emerging Markets Bond Index Plus ("EMBI+")/i/, performed positively, and markets remained generally calm amid a relatively benign stretch in the U.S. Treasury bond markets. Emerging markets were disrupted later in the period after U.S. Treasury bonds sold off and yields rose following an extremely strong March U.S. jobs report and comments from the Fed about the economy and inflation concerns in the U.S. However, we believe that emerging markets debt fundamentals remained strong, and the markets benefited from increasing signs of a global economic turnaround and continued strength in commodity prices, particularly the economies of Latin American countries, whose markets constitute a large part of the EMBI+.

The Salomon Brothers Emerging Markets Debt Fund Inc. began operation on December 1, 2003 and, thus, only has returns for approximately five months of the six-month period. Since its inception date on December 1, 2003, the fund underperformed the EMBI+, which returned 0.22%, based both on the fund's -11.26% market price return and on its -5.85% net asset value ("NAV")/ii/ total return. The fund also underperformed its Lipper closed-end emerging markets debt funds category, which returned 0.56%/iii/, from November 30, 2003 to April 30, 2004./iv/

The fund's December and January underperformance versus the index of -2.16% and -1.48%, respectively, was largely the result of the transaction costs associated with investing a portfolio in a rising market. The portfolio was further hampered in April, with returns of -7.33% versus -5.91% for the Index, by its overweight positions in the highly-leveraged markets of Brazil and Ecuador, which were the month's two worst performers in the index. Finally, our use of leverage, which is needed to achieve the fund's stated yield, detracted from overall performance. Due largely to fears of rising U.S. interest rates, market psychology turned against closed-end funds in general, putting pressure on the entire sector (many closed-end funds invest in fixed-income securities that can be hampered in a rising rate environment). Nevertheless, we continue to believe that the fund's investment program, including our ability to utilize leverage, remains sound for investors with a long-term horizon.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



During the period ended April 30, 2004, the fund distributed dividends to shareholders totaling approximately $0.45 per share. The table below shows the annualized distribution yields and total return based on the fund's April 30, 2004 NAV per share and its New York Stock Exchange ("NYSE") closing price. Past performance is no guarantee of future results. The fund's yield will vary.


                    FUND PERFORMANCE AS OF APRIL 30, 2004*

                            Annualized
                  30-Day   Distribution 12/1/03-4/30/04
Price Per Share  SEC Yield    Yield      Total Return
---------------
 $17.52 (NAV)     10.40%      10.27%        -5.85%
 $17.32 (NYSE)    10.52%      10.39%        -11.26%

  All figures represent past performance and are not a guarantee of future results. The fund's yields will vary.

  *From the time period of 12/1/03 to 4/30/04

  Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. Annualized distribution yield is the fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. The 30-day SEC yield is the average annualized net investment income per share for the 30-day period. The annualized distribution yield assumes a current monthly income dividend rate of $0.15 for 12 months. These yields are as of April 30, 2004 and are subject to change.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Looking for Additional Information?

The fund is traded under the symbol "ESD" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XESDX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial websites as well as www.sbam.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current NAV, market price and other information.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



Thank you for your investment in the Salomon Brothers Emerging Markets Debt Fund Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman and Chief Executive Officer

May 17, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change. Please refer to pages 4 through 6 for a list and percentage breakdown of the fund's holdings.

The mention of country sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Brazil (33.47%); Russia (24.12%); Mexico (22.69%); Philippines (7.21%); Panama (7.18%). The fund's portfolio composition is subject to change at any time.

RISKS:
Like any investment where there is risk loss, you may not be able to sell the shares for the same amount that you purchased them. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Leverage may magnify gains and increase losses in the fund's portfolio.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

/i/The EMBI+ is a total return index that tracks the traded market for U.S.
   dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets.
/ii/NAV is a price that reflects the value of the fund's underlying portfolio.
    However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares.
/iii/Lipper returns are based on the time period from 11/30/03 to 4/30/04. /iv/Lipper, Inc. is a major independent mutual-fund tracking organization.
    Returns are based on the 5-month period from 11/30/03 to 4/30/04, calculated among 12 funds in the fund's Lipper peer group of closed-end emerging markets debt funds, including the reinvestment of dividends and capital gains, if any.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2004

          Face
         Amount                    Security                    Value
       -----------------------------------------------------------------
       SOVEREIGN BONDS -- 96.8%
       Argentina -- 1.1%
                   Republic of Argentina, Series L:
       $10,000,000   6.000% due 3/31/23 (a)................ $  5,237,500
         4,860,000   DISC, 2.0625% due 3/31/23 (a)(b)......    2,545,425
                                                            ------------
                                                               7,782,925
                                                            ------------
       Brazil -- 23.3%
                   Federal Republic of Brazil:
        12,760,000   10.125% due 5/15/27...................   11,244,750
        59,465,000   12.250% due 3/6/30 (c)................   60,654,300
         3,880,000   11.000% due 8/17/40...................    3,622,950
        81,841,754   C Bond, 8.000% due 4/15/14 (c)........   75,345,565
        11,411,765   DCB, Series L, 2.125% due 4/15/12 (b).    9,557,353
                                                            ------------
                                                             160,424,918
                                                            ------------
       Bulgaria -- 1.9%
        11,700,000 Republic of Bulgaria, 8.250% due 1/15/15   13,455,000
                                                            ------------
       Colombia -- 4.8%
                   Republic of Colombia:
         3,000,000   10.750% due 1/15/13...................    3,307,500
         3,700,000   11.750% due 2/25/20...................    4,310,500
         8,165,000   8.125% due 5/21/24....................    6,858,600
        18,500,000   10.375% due 1/28/33...................   18,685,000
                                                            ------------
                                                              33,161,600
                                                            ------------
       Costa Rica -- 2.4%
                   Republic of Costa Rica:
         6,000,000   6.548% due 3/20/14....................    5,640,000
         9,750,000   9.995% due 8/1/20.....................   11,017,500
                                                            ------------
                                                              16,657,500
                                                            ------------
       Dominican -- 0.6%
         4,545,000 Dominican Republic, 9.500% due 9/27/06..    3,863,250
                                                            ------------
       Ecuador -- 4.2%
                   Republic of Ecuador:
        31,005,000   12.000% due 11/15/12 (c)..............   27,749,475
         1,175,000   7.000% due 8/15/30 (b)................      826,906
                                                            ------------
                                                              28,576,381
                                                            ------------

                      See Notes to Financial Statements.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



SCHEDULE OF INVESTMENTS (unaudited) (continued)
April 30, 2004

         Face
        Amount                     Security                      Value
     ---------------------------------------------------------------------
     El Salvador -- 0.7%
     $  4,275,000 Republic of El Salvador, 7.750% due 1/24/23 $  4,670,437
                                                              ------------
     Malaysia -- 1.2%
        6,750,000 Malaysia, 8.750% due 6/1/09................    8,033,178
                                                              ------------
     Mexico -- 15.8%
       29,950,000 Petroleos Mexicanos, 9.500% due 9/15/27 (c)   34,816,875
                  United Mexican States:
       12,360,000   6.375% due 1/16/13.......................   12,545,400
       27,717,000   5.875% due 1/15/14.......................   26,954,783
       27,375,000   8.300% due 8/15/31.......................   29,496,563
        5,000,000   7.500% due 4/8/33 (c)....................    4,968,750
                                                              ------------
                                                               108,782,371
                                                              ------------
     Panama -- 5.0%
                  Republic of Panama:
       23,875,000   9.375% due 1/16/23.......................   25,068,750
       10,000,000   8.125% due 4/28/34.......................    9,350,000
                                                              ------------
                                                                34,418,750
                                                              ------------
     Peru -- 4.2%
                  Republic of Peru:
        6,200,000   9.875% due 2/6/15........................    6,696,000
       20,175,000   8.750% due 11/21/33......................   17,955,750
        5,000,000   FLIRB, 4.500% due 3/7/17 (b).............    4,225,000
                                                              ------------
                                                                28,876,750
                                                              ------------
     Philippines -- 5.0%
                  Republic of Philippines:
        7,300,000   9.875% due 1/15/19.......................    7,519,000
       25,125,000   10.625% due 3/16/25......................   27,040,781
                                                              ------------
                                                                34,559,781
                                                              ------------
     Russia -- 16.8%
                  Russian Federation:
        9,640,000   11.000% due 7/24/18......................   12,435,600
      112,400,000   5.000% due 3/31/30 (b)(c)................  103,197,250
                                                              ------------
                                                               115,632,850
                                                              ------------
     Turkey -- 4.9%
                  Republic of Turkey:
       23,240,000   11.500% due 1/23/12......................   27,597,500
        1,725,000   11.000% due 1/14/13......................    2,013,937
          200,000   9.500% due 1/15/14.......................      215,750
        3,050,000   11.875% due 1/15/30 (c)..................    3,972,625
                                                              ------------
                                                                33,799,812
                                                              ------------

                      See Notes to Financial Statements.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



SCHEDULE OF INVESTMENTS (unaudited) (continued)
April 30, 2004

   Face
  Amount                                             Security                                             Value
-------------------------------------------------------------------------------------------------------------------
Venezuela -- 4.9%
            Republic of Venezuela:
$ 5,700,000   5.375% due 8/7/10....................................................................... $  4,460,250
  3,875,000   9.250% due 9/15/27......................................................................    3,187,188
 21,250,000   9.375% due 1/13/34......................................................................   17,371,875
  9,333,030   DCB, Series DL, 2.125% due 12/18/07 (b).................................................    8,784,714
                                                                                                       ------------
                                                                                                         33,804,027
                                                                                                       ------------

            TOTAL SOVEREIGN BONDS (Cost -- $713,022,331)..............................................  666,499,530
                                                                                                       ------------
LOAN PARTICIPATIONS (B)(D) -- 2.0%
Morocco -- 2.0%
 13,800,000 Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (J.P. Morgan Chase & Co. and
             Merrill Lynch, Pierce, Fenner & Smith Inc.) (Cost -- $13,645,751)........................   13,593,000
                                                                                                       ------------
REPURCHASE AGREEMENT -- 1.2%
  8,171,000 Morgan Stanley & Co. dated 4/30/04, 1.020% due 5/3/04; Proceeds at maturity -- $8,171,695;
             (Fully collateralized by Fannie Mae Notes, 2.590% to 6.375% due 5/5/04 to 6/13/17;
             Market value -- $8,334,420) (Cost -- $8,171,000).........................................    8,171,000
                                                                                                       ------------

            TOTAL INVESTMENTS -- 100.0% (Cost -- $734,839,082*)....................................... $688,263,530
                                                                                                       ============

--------
(a)Security is currently in default.
(b)Rate shown reflects current rate on instrument with variable rate or step coupon rates.
(c)All or a portion of this security is held as collateral for reverse repurchase agreements.
(d)Participation interests were acquired through the financial institutions indicated parenthetically.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  C Bond -- Capitalization Bond
  DCB -- Debt Conversion Bond
  DISC -- Discount Bond
  FLIRB -- Front Loaded Interest Reduction Bond

                      See Notes to Financial Statements.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



STATEMENT OF ASSETS AND LIABILITIES (unaudited)
April 30, 2004

ASSETS:
   Investments, at value (Cost -- $734,839,082)................................................... $688,263,530
   Cash...........................................................................................    5,208,907
   Receivable for securities sold.................................................................   20,576,079
   Interest receivable............................................................................   12,532,426
                                                                                                   ------------
   Total Assets...................................................................................  726,580,942
                                                                                                   ------------

LIABILITIES:
   Payable for open reverse repurchase agreements (Note 6)........................................  235,081,261
   Payable for securities purchased...............................................................    8,973,418
   Payable to broker -- variation margin..........................................................    1,312,500
   Organization costs.............................................................................      858,567
   Management fee payable.........................................................................      524,244
   Interest payable...............................................................................      459,293
   Accrued expenses...............................................................................       34,171
                                                                                                   ------------
   Total Liabilities..............................................................................  247,243,454
                                                                                                   ------------
Total Net Assets.................................................................................. $479,337,488
                                                                                                   ============

NET ASSETS:
   Common stock ($0.001 par value, 100,000,000 shares authorized; 27,363,442 shares outstanding).. $     27,363
   Additional paid-in capital.....................................................................  521,472,005
   Undistributed net investment income............................................................    3,918,837
   Accumulated net realized loss from investment transactions, options and futures contracts......  (18,618,729)
   Net unrealized depreciation of investments and futures contracts...............................  (27,461,988)
                                                                                                   ------------
Total Net Assets.................................................................................. $479,337,488
                                                                                                   ============
Net Asset Value, per share ($479,337,488 / 27,363,442 shares outstanding).........................       $17.52
                                                                                                         ======

                      See Notes to Financial Statements.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



STATEMENT OF OPERATIONS (unaudited)
For the Period Ended April 30, 2004+

       INCOME:
          Interest........................................ $ 19,470,148
                                                           ------------

       EXPENSES:
          Management fee (Note 2).........................    2,313,096
          Interest expense (Note 6).......................      737,920
          Custody.........................................       59,242
          Shareholder communications......................       44,548
          Audit and legal.................................       41,676
          Directors' fees.................................       19,980
          Transfer agency services........................       15,058
          Registration fees...............................       14,046
          Insurance.......................................        4,440
          Other...........................................       26,808
                                                           ------------
          Total Expenses..................................    3,276,814
                                                           ------------
       Net Investment Income..............................   16,193,334
                                                           ------------

       REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
       OPTIONS AND FUTURES CONTRACTS (NOTES 3, 5 AND 8):
          Realized Gain (Loss) From:
           Investment transactions........................   (2,120,952)
           Options written................................      196,000
           Futures contracts..............................  (16,693,777)
                                                           ------------
          Net Realized Loss...............................  (18,618,729)
                                                           ------------
          Change in Net Unrealized Depreciation From:
           Beginning of period............................           --
           End of period..................................  (27,461,988)
                                                           ------------
          Increase in Net Unrealized Depreciation.........  (27,461,988)
                                                           ------------
       Net Loss on Investments and Futures Contracts......  (46,080,717)
                                                           ------------
       Decrease in Net Assets from Operations............. $(29,887,383)
                                                           ============

--------
+ For the period December 1, 2003 (commencement of operations) to April 30,
  2004.

                      See Notes to Financial Statements.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended April 30, 2004+ (unaudited)

OPERATIONS:
   Net investment income.......................................................................... $ 16,193,334
   Net realized loss..............................................................................  (18,618,729)
   Increase in net unrealized depreciation........................................................  (27,461,988)
                                                                                                   ------------
   Decrease in Net Assets From Operations.........................................................  (29,887,383)
                                                                                                   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..........................................................................  (12,274,497)
                                                                                                   ------------
   Decrease in Net Assets From Distributions to Shareholders......................................  (12,274,497)
                                                                                                   ------------

FUND SHARE TRANSACTIONS:
   Net proceeds from sale of shares (27,219,646 shares issued, net of $1,088,576 offering costs)..  518,806,464
   Net asset value of shares issued for reinvestment of dividends (143,796 shares issued).........    2,692,904
                                                                                                   ------------
   Increase in Net Assets From Fund Share Transactions............................................  521,499,368
                                                                                                   ------------
Increase in Net Assets............................................................................  479,337,488

NET ASSETS:
   Beginning of period............................................................................           --
                                                                                                   ------------
   End of period*................................................................................. $479,337,488
                                                                                                   ============
* Includes undistributed net investment income of:................................................   $3,918,837
                                                                                                     ==========

--------
+ For the period December 1, 2003 (commencement of operations) to April 30,
  2004.

                      See Notes to Financial Statements.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Salomon Brothers Emerging Markets Debt Fund Inc. ("Fund") was incorporated in Maryland on December 1, 2003 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund's primary investment objective is to seek total return. As a secondary objective, the Fund seeks high current income. In pursuit of these objectives, the Fund under normal conditions invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities of emerging markets issuers located in emerging market countries. The Fund's investments in debt securities of emerging market issuers will include dollar and non-dollar denominated (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations and other fixed-income securities of foreign corporate issuers; (d) debt obligations of U.S. corporate issuers; (e) corporate debt securities issued by corporations that generate significant profits from emerging market countries; and (f) structured securities, including but not limited to, warrants, options and other derivatives, whose price is directly linked to emerging market securities or indices.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(a) SECURITIES VALUATION. In valuing the Fund's assets, all securities and options for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked price if there was no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, where the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value. Securities for which reliable quotations are not readily available and all

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on the trade date. Interest income is accrued on a daily basis. Market discount or premium on securities purchased is accreted or amortized, respectively, on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on investments sold.

(c) FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at rates of exchange prevailing on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of income accrued and the U.S. dollar equivalent amount actually received. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, pursuant to U.S. Federal income tax regulations, certain net foreign exchange gains/losses included in realized gain/loss are included in or are a reduction of ordinary income for Federal income tax purposes.

(d) FEDERAL INCOME TAXES. It is the Fund's intention to continue to meet the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

(e) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is market-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(f ) DISTRIBUTION OF INCOME AND GAINS. The Fund declares and pays distributions to shareholders quarterly. Net realized gains, if any, in excess of loss carryovers are expected to be distributed, at least, annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP due primarily to differences in the treatment of foreign currency gains/losses and deferral of wash sales incurred by the Fund. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal income tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as tax return of capital.

(g) FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The contract is marked to market to reflect the change in the currency exchange rate. The change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss on delivery of the currency or at the time the forward foreign currency contract is extinguished (compensated) by entering into a closing transaction prior to delivery. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions.

(h) YEAR END TAX RECLASSIFICATIONS. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

NOTE 2. MANAGEMENT AND ADVISORY FEES AND OTHER TRANSACTIONS

The Fund entered into an investment advisory and administration agreement with Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). SBAM provides all management, advisory and administration services for the Fund.

The Fund currently pays SBAM a monthly fee at an annual rate of 0.85% of the Fund's average daily net assets plus any borrowings for its services.

At April 30, 2004, Citigroup Financial Products Inc., another indirectly, wholly-owned subsidiary of Citigroup, held 5,246.59 shares of the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of SBAM.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


NOTE 3. PORTFOLIO ACTIVITY

For the period ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                            Purchases $1,107,997,933
                                      ==============
                            Sales.... $  376,062,769
                                      ==============

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                  Gross unrealized appreciation $    929,735
                  Gross unrealized depreciation  (47,505,287)
                                                ------------
                  Net unrealized depreciation.. $(46,575,552)
                                                ============

NOTE 4. LOAN PARTICIPATIONS/ASSIGNMENTS

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("lenders"). The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan. At April 30, 2004, the total cost of the Fund's loan participations was $13,645,751.

In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

The Fund may have difficulty disposing of participations/assignments because the market for certain instruments may not be highly liquid.

NOTE 5. FUTURES CONTRACTS

The Fund may enter into futures contracts, which involves paying or receiving variation margin, which will be recorded as unrealized gain or loss until the contract is closed. When the

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

contract is closed, a realized gain or loss is recognized. Outstanding contracts may involve elements of market risk in excess of amounts reported in the financial statements.

At April 30, 2004, the Fund had the following open futures contracts:

Contracts             Number of                            Market    Unrealized
  to Sell             Contracts Expiration Basis Value     Value        Gain
---------             --------- ---------- ------------ ------------ -----------
U.S. Treasury 10 Year
  Note...............   4,000      6/04    $461,113,564 $442,000,000 $19,113,564

NOTE 6. REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements in which a Fund sells portfolio securities and agrees to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, the custodian delivers liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and subsequently monitors the account to ensure that sure equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund. Transactions in reverse repurchase agreements for the Fund during the period ended April 30, 2004 were as follows:

                                    Average      Weighted      Maximum
                                     Daily        Average      Amount
       Fund                         Balance    Interest Rate Outstanding
       ----                       ------------ ------------- ------------
       Emerging Markets Debt Fund $186,255,029     1.16%     $242,454,556

Interest rates on reverse repurchase agreements ranged from 0.60% to 1.40% during the period ended April 30, 2004. Interest expense on reverse repurchase agreements totaled $278,627.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


In addition, at April 30, 2004, the Fund had the following open reverse repurchase agreements:

   Face
  Amount                                 Security                               Value
-----------   -------------------------------------------------------------- ------------
$54,652,500   Reverse Repurchase Agreement with CS First Boston Corp.,
                dated 1/15/04 bearing 1.150% to be repurchased at
                $55,291,479 on 1/15/05, collateralized by: $55,087,500
                Russian Federation, 5.000% due 3/31/30...................... $ 54,652,500
 25,023,056   Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 2/2/04 bearing 1.250% to be repurchased at
                $25,341,057 on 2/2/05, collateralized by: $23,250,000
                Petroleos Mexicanos, 9.500% due 9/15/27.....................   25,023,056
  4,209,000   Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 2/3/04 bearing 0.600% to be repurchased at $4,234,675 on 2/3/05, collateralized by: $3,972,625 Republic of Turkey,
                11.875% due 1/15/30.........................................    4,209,000
 50,375,000   Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 2/19/04 bearing 1.400% to be repurchased at
                $51,090,045 on 2/18/05, collateralized by: $45,906,250
                Russian Federation, 5.000% due 3/31/30......................   50,375,000
 20,500,000   Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 2/20/04 bearing 0.950% to be repurchased at
                $20,696,373 on 2/17/05, collateralized by: $17,900,000
                Republic of Ecuador, 12.000% due 11/15/12...................   20,500,000
 27,650,000   Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 4/26/04 bearing 1.150% to be repurchased at
                $27,972,391 on 4/26/05, collateralized by: $25,500,000
                Federal Republic of Brazil, 12.250% due 3/6/30..............   27,650,000
 33,090,000   Reverse Repurchase Agreement with J.P. Morgan Chase & Co., dated 4/26/04 bearing 1.000% to be repurchased at
                $33,425,496 on 4/26/05, collateralized by: $27,618,750
                Federal Republic of Brazil, C Bond, 8.000% due 4/15/14......   33,090,000
 19,581,705   Reverse Repurchase Agreement with CS First Boston Corp.,
                dated 4/30/04 bearing 0.950% to be repurchased at
                $19,770,315 on 4/30/05, collateralized by: $18,412,500
                Federal Republic of Brazil, C Bond, 8.000% due 4/15/14......   19,581,705
                                                                             ------------
              Total Reverse Repurchase Agreements
                (Cost -- $235,081,261)...................................... $235,081,261
                                                                             ============

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


NOTE 7. CREDIT AND MARKET RISK

The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund's investment in non-dollar-denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. At April 30, 2004, the Fund has a concentration of risk in sovereign debt of emerging market countries.

NOTE 8. OPTION CONTRACTS

The Fund may from time to time enter into option contracts. Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At April 30, 2004, the Fund did not hold any purchased call or put option contracts.

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The Fund enters into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

The following written covered call option transactions occurred during the period ended April 30, 2004:

                                                      Number of
                                                      Contracts  Premiums
                                                      --------- ---------
     Options written, outstanding at December 1, 2003       --  $       0
     Options written.................................   14,000    203,000
     Options closed..................................  (14,000)  (203,000)
                                                       -------  ---------
     Options written, outstanding at April 30, 2004..       --  $       0
                                                       =======  =========

NOTE 9. DIVIDENDS SUBSEQUENT TO APRIL 30, 2004

On February 5, 2004, the Board of Directors ("Board") of the Fund declared a dividend from net investment income in the amount of $0.1500 per share payable on May 28, 2004 to shareholders of record on May 18, 2004.

In addition, on May 14, 2004, the Fund's Board declared three dividends, each in the amount of $0.1500 per share, payable on June 25, 2004, July 30, 2004 and August 27, 2004 to shareholders of record on June 15, 2004, July 13, 2004 and August 17, 2004, respectively.

NOTE 10. ADDITIONAL INFORMATION

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



FINANCIAL HIGHLIGHTS


Data for a share of common stock outstanding throughout the period ended October 31, unless otherwise noted:

                                                                      2004/(1)/
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................................   $19.06*
                                                                       ------
Income (Loss) From Operations:
   Net investment income............................................     0.60
   Net realized and unrealized loss.................................    (1.69)
                                                                        -----
Total Loss From Operations..........................................    (1.09)
                                                                        -----
Less Distributions From:
   Net investment income............................................    (0.45)
                                                                        -----
Total Distributions.................................................    (0.45)
                                                                        -----
Net Asset Value, End of Period......................................   $17.52
                                                                       ======
Market Value, End of Period.........................................   $17.32
                                                                       ======
Total Return, Based on Market Price/(2)/............................   (11.26)%++
                                                                       ======
Ratios to Average Net Assets:
   Total expenses, including interest expense.......................     1.59%+
   Total expenses, excluding interest expense (operating expenses)..     1.23%+
   Net investment income............................................     7.85%+
Supplemental Data:
   Net Assets, End of Period (000s)................................. $479,337
   Portfolio Turnover Rate..........................................       58%

--------------------------------------------------------------------------------

(1)For the period December 1, 2003 (commencement of operations) to April 30, 2004 (unaudited).
(2)For the purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
* Initial public offering price of $20.00 per share less offering cost of $0.94 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



DIVIDEND REINVESTMENT PLAN (unaudited)

Unless you elect to receive distributions in cash, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by PFPC, as agent for the Common Shareholders (the "Plan Agent"), in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by PFPC as dividend paying agent.

If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If the market price of the Common Shares on the record date (or, if the record date is not a New York Stock Exchange trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant dividend or distribution (the "determination date") is equal to or exceeds 98% of the net asset value per share of the Common Shares, the Fund will issue new Common Shares at a price equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

(2) If 98% of the net asset value per share of the Common Shares exceeds the market price of the Common Shares on the determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.

The Plan Agent maintains all participants' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



DIVIDEND REINVESTMENT PLAN (unaudited) (continued)


You may withdraw from the Plan by notifying the Plan Agent in writing at P.O. Box 8030, Boston, Massachusetts 02266-8030 or by calling the Plan Agent at 1-800-331-1710. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent's investment of the most recently declared dividend or distribution on the Common Shares. The Plan may be terminated by the Fund upon notice in writing mailed to Common Shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. You will be charged $5.00 plus a $0.05 per Common Share service charge and the Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 1-800-331-1710.

                               -----------------

The report is transmitted to the shareholders of the Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC's web site at www.sec.gov.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.



DIRECTORS

CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE


OFFICERS

R. JAY GERKEN, CFA
    Chairman and Chief Executive Officer
PETER J. WILBY, CFA
    President
ANDREW B. SHOUP
    Senior Vice President and Chief Administrative Officer
JAMES E. CRAIGE, CFA
    Executive Vice President
THOMAS K. FLANAGAN, CFA
    Executive Vice President
FRANCES M. GUGGINO
    Controller
ROBERT I. FRENKEL
    Secretary and Chief Legal Officer


SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.

    125 Broad Street
    10/th/ Floor, MF-2
    New York, New York 10004
    Telephone 1-888-777-0102

INVESTMENT MANAGER
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

CUSTODIAN
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

TRANSFER AGENT
    PFPC Inc.
    P.O. Box 8030
    Boston, Massachusetts 02266-8030

INDEPENDENT AUDITORS
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

LEGAL COUNSEL
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

NEW YORK STOCK EXCHANGE SYMBOL
    ESD

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

                In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

                In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

                In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

                CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

                Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

                If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.


By:     /s/ R. Jay Gerken
        ------------------------------------------------
        R. Jay Gerken
        Chief Executive Officer of
        Salomon Brothers Emerging Markets Debt Fund Inc.

Date:   July 6, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        ------------------------------------------------
        R. Jay Gerken
        Chief Executive Officer of
        Salomon Brothers Emerging Markets Debt Fund Inc.

Date:   July 6, 2004


By:     /s/ Andrew B. Shoup
        ------------------------------------------------
        Andrew B. Shoup
        Chief Administrative Officer of
        Salomon Brothers Emerging Markets Debt Fund Inc.

Date:    July 6, 2004